Significant Accounting Policies (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 15, 2022	Nov. 21, 2022	Aug. 16, 2022	Nov. 12, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Federal depository insurance					$ 250,000		$ 250,000
Deferred offering costs					8,333,135		8,333,135
Underwriting discount				$ 2,875,000	2,875,000		2,875,000
Deferred underwriting discount				5,031,250	5,031,250		5,031,250
Other offering cost				$ 426,884	426,885		$ 426,885
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Stock Issued During Period, Shares, New Issues	499,992
Excise and sales tax rate			1.00%
Deferred Costs, Current					$ 500,000
Effective Income Tax Rate Reconciliation, Percent					(14.81%)		34.47%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent						21.00%	21.00%	21.00%
Common Class A [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Anti dilutive securities					14,108,000		14,108,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Stock Issued During Period, Shares, New Issues				1,875,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				14,375,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					14,375,000		14,375,000